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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-1861
---------------------------------------------

                  Sentry Fund, Inc.
--------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

1800 North Point Drive, Stevens Point, WI 54481
--------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

William M. O'Reilly, 1800 North Point Drive, Stevens Point, WI  54481
------------------------------------------------------------------------------
 (Name and address of agent for service)

Registrant's telephone number, including area code:  (715)346-6000
                                                   ---------------------------


Date of fiscal year end:   10/31
                        -------------------

Date of reporting period:  10/31/03 through 04/30/04
                         ----------------------------

ITEM 1.  Report to Shareholders

[Front Cover]
                                             [Graphic]
Sentry Fund, Inc.
Semi-Annual Report

No Sales Charges
No Redemption Fees
No 12b-1 Fees


April 30, 2004

                               SENTRY FUND, INC.
                             1800 North Point Drive
                         Stevens Point, Wisconsin 54481

MESSAGE TO SHAREHOLDERS                                        June 4, 2004

We are pleased to provide this Sentry Fund, Inc. report covering results for the six-month period ended April 30, 2004.

                                                Average Annual
                         Total Return*           Total Return*
         1 Year             23.33%                   23.33%
         5 Year            (17.09%)                  (3.68%)
         10 Year            72.75%                    5.62%

The economy perked up at the end of 2003 and gathered steam in the first quarter of 2004 and is now continuing to gain momentum. The economic expansion pushed up interest rates in the first quarter, as investors worry about a pick-up in inflation. Corporate earnings are driving the stock market, but concerns about interest rates have dampened the rally that moved up stock prices during 2003.

Concerns about a recovery with no labor expansion have been allayed as the April jobs report indicated that nearly 500,000 jobs have been created over the last two months. We expect this will continue, although the economic expansion may slow down towards the end of 2004.

A major reason for a slow down in economic growth is an uptick in inflation and a corresponding increase in interest rates. The increasing cost of oil and other commodities could lead to a slow down in economic activity. We expect the Federal Reserve will increase interest rates during the third quarter of 2004. The stock market started out 2004 on an up note. The anticipation of higher interest rates has caused a correction in the stock market. We anticipate a rally in stock prices at the end of 2004 as investors adjust to higher interest rates.

We appreciate your participation and support of the Sentry Fund. Please remember there will be a shareholders' meeting on July 26.

Sincerely,

s/James J. Weishan

James J. Weishan
President



* "Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost. Further, the returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                      STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2004
                                  (Unaudited)

ASSETS:
         Investments in securities, at
          market value (cost $55,260,312)      $58,769,400
         Cash                                      162,087
         Dividends receivable                       37,329
         Prepaid insurance                           1,425
                                                     -----
            Total assets                                           $58,970,241

LIABILITIES:
         Accrued investment advisory fees          111,101
         Accrued transfer agent fees                 1,651
         Accrued custodian fees                      1,223
         Accrued professional services              12,100
         Payable for Fund shares redeemed               61
                                                        --
             Total liabilities                                         126,136
                                                                       -------

NET ASSETS                                                         $58,844,105
                                                                   ===========

ANALYSIS OF NET ASSETS:
         Paid in capital                                           $57,290,690
         Undistributed net investment income                            19,482
         Accumulated net realized loss
          on sales of investments                                   (1,975,156)
         Net unrealized appreciation of investments                  3,509,089
                                                                     ---------
         Net assets, for 5,584,081 shares outstanding              $58,844,105
                                                                   ===========

         Net asset value and
          redemption and offering price per share                      $10.54
                                                                       ======


                            STATEMENT OF OPERATIONS
                    For the Six Months Ended April 30, 2004
                                  (Unaudited)

INVESTMENT INCOME:
        Dividends                                 $372,356
        Interest                                    12,484
                                                    ------
          Total investment income                                     $384,840

         Expenses:
          Investment advisory fees                 221,497
          Transfer agent fees                       10,344
          Professional services                     19,913
          Printing, stationery and postage           2,945
          Licenses and fees                         16,989
          Directors' fees                            5,802
          Directors' and Officers' fee              17,098
          Other expenses                             8,911
                                                     -----
              Total expenses                                           303,499
                                                                       -------

              Net investment income                                    $81,341
                                                                       -------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:

  Net realized gain on sales of investment securities                2,708,327
  Net change in unrealized appreciation/depreciation
    of investment securities                                         1,081,060
  Net realized and unrealized gain
    on investment securities                                         3,789,387
                                                                     ---------

      Net increase in net assets resulting
       from operations                                              $3,870,728
                                                                    ==========



See accompanying notes to financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                For the Six Months Ended April 30, 2004 and 2003
                                  (Unaudited)

                                                           2004          2003

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
         Net investment income                            $81,341      $126,992
         Net realized gain (loss) on sales
          of investments                                2,708,327    (1,183,163)
         Net change in unrealized
          appreciation/depreciation
          on investment securities                      1,081,060     2,062,196
                                                        ---------     ---------
         Net increase in net assets
          resulting from operations                     3,870,728     1,006,025
                                                        ---------     ---------

DISTRIBUTIONS:
         From net investment income                      (226,010)     (232,532)
         From net realized gains                                -             -
                                                         --------      --------
         Total distributions to shareholders             (226,010)     (232,532)
                                                         --------      --------

SHARE TRANSACTIONS:
         Net proceeds from sale of shares                 770,382       604,506
         Net asset value of shares issued to
          shareholders in reinvestment of distributions   222,595       228,863
                                                          -------       -------
                                                          992,977       833,369

         Cost of shares redeemed                       (1,856,560)   (1,377,804)
                                                       ----------    ----------
         Net decrease in net assets
          derived from share transactions                (863,583)     (544,435)
                                                         --------      --------

         Total increase in net assets                   2,781,135       229,058

NET ASSETS:
         Beginning of period                           56,062,970    49,175,283
                                                       ----------    ----------
         End of period                                $58,844,105   $49,404,341
                                                      ===========   ===========


See accompanying notes to financial statements

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


1. Significant Accounting Policies - Sentry Fund, Inc. (Fund) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The Fund is affiliated with Sentry Insurance a Mutual Company. The Fund's investment advisor, Sentry Investment Management, Inc., and the Fund's underwriter, Sentry Equity Services, Inc., are wholly-owned subsidiaries of Sentry Insurance a Mutual Company. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Fund.

Securities Valuation - Portfolio securities which are traded on a national securities exchange are valued at the last sales price as of the close of trading on the New York Stock Exchange or, if there has been no sale on that day, at the last bid price. Securities traded on the over-the-counter-market are valued at the mean between the last quoted bid and asked prices. Securities, which are purchased within 60 days of their stated maturity, are valued at amortized cost, which approximates fair value.

Federal Income and Excise Taxes - No provision for Federal income or excise taxes is recorded since the Fund intends to distribute to its shareholders substantially all of its taxable income, and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

Investment Income and Security Transactions - Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized when earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

2. Investment Advisory Fees and Other Transactions With Affiliates - Under terms of its investment advisory agreement with Sentry Investment Management, Inc., the Fund pays an advisory fee equal to .75% of the average daily net assets of the Fund. However, if the total annual expenses of the Fund (excluding taxes, portfolio brokerage commissions and interest, but including investment advisory fees) exceed 1.5% of the first $30,000,000 and 1% of the balance of the average daily net assets of the Fund in any one fiscal year, the investment adviser will reimburse the Fund for such excess.

3. Purchases and Sales of Securities - Purchases and sales of common stock during the six months ended April 30, 2004 aggregated $2,447,173 and $9,125,761 respectively.

4. Subsequent Events - As of May 5, 2004, the Fund closed to new investments. The Fund's Board of Directors approved a plan of liquidation, subject to shareholder approval which will be sought later this summer.

PORTFOLIO OF INVESTMENT SECURITIES - April 30, 2004  SENTRY FUND, INC.
                           Value
   Shares   COMMON STOCKS (87.1%)     (Note 1)

                     BASIC MATERIALS (1.2%)

   6,000             Alcoa Inc.                              $184,500
   6,000             Dow Chemical                             238,140
   7,000             DuPont El De Nemours & Co                300,650

                     BUSINESS SERVICE (1.9%)

  30,000             Fiserv, Inc.                           1,098,900

                     CAPITAL GOODS (6.9%)

   7,000             Boeing Company                           298,830
  72,000             General Electric Co.                   2,156,400
   7,000             Honeywell Int'l. Inc.                    242,060
  20,000             Oshkosh Truck Corp.                    1,024,000
   4,200             United Technologies Corp.                362,292

                     COMPUTER EQUIPMENT (4.9%)

  53,000             Cisco Systems Inc.                     1,108,230
  22,400             Hewlett-Packard Co.                      441,280
  15,000             Int'l. Business Machines Corp.         1,322,550

                     CONSUMER PRODUCTS (0.9%)

   4,000             Colgate-Polmolive Co.                    231,520
   7,000             Gillette Co.                             286,440

                     CONSUMER SERVICES (0.7%)

  10,000             Regis Corporation                        434,200

                     DRUG & HEALTH CARE (12.0%)

  10,000             Amerisourcevergen Corporation            578,900
   7,800             Amgen Inc.                               439,998
  10,000             Boston Scientific Corp.                  411,900
  12,600             Bristol-Myers Squibb Co.                 316,260
   3,500             HCA Inc.                                 142,205
  20,000             Johnson & Johnson.                     1,080,600
   8,200             Medtronic Inc.                           413,772
  16,000             Merck & Co, Inc.                         752,000
  10,000             Odyssey Healthcare                       167,100
  59,590             Pfizer Inc.                            2,130,938
  20,000             Traid Hospitals Inc.                     680,200

                     ENERGY (9.6%)

  10,000             Devon Energy.                            612,000
  20,000             Ensco International Inc.                 547,400
  50,000             Exxon Mobil Corporation                2,127,500
  20,000             Helmerich & Payne Inc.                   539,800
  15,000             Nabors Industries LTD                    665,400
  10,000             Patterson-Uti Energy Inc.                361,900
  20,000             Pride International Inc.                 337,400
  20,000             Rowan Companies Inc.                     446,000

                     ENTERTAINMENT( 3.1%)

   5,900             Clear Channel Communications             244,791
  14,300             Disney (Walt) Co. (The)                  329,329
  22,500             Marvel Enterprises Inc.                  427,275
  22,850             Time Warner Inc.                         384,337
  10,800             Viacom Inc Class B                       417,420

                     FINANCIAL (10.0%)

  12,200             American Express Co.                     597,190
  20,000             Bank of America Corp.                  1,609,800
  20,000             Citigroup Inc.                           961,800
   3,500             Goldman Sachs Group Inc.                 337,750
   3,600             Merrill Lynch Co. Inc.                   195,228
  18,000             Morgan (JP) Chase & Co.                  676,800
   6,700             Morgan Stanley                           344,313
  18,600             US Bancorp                               476,904
  11,800             Wells Fargo Co.                          666,228

                     FOODS & BEVERAGES (2.3%)

  18,000             Coca-Cola Co.                            910,260
   7,800             PepsiCo, Inc.                            425,022

                     INSURANCE (4.2%)

  25,000            Ace Ltd.                               1,096,000
  19,000            American Int'l Group, Inc.             1,361,350

                     MANUFACTURING (3.3%)

   6,000             3M Company                               518,880
  50,800             Tyco International Ltd.                1,394,460

                       RESTAURANT (5.7%)

  20,000             CBRL Group Inc.                          751,000
  10,700             McDonald's Corp.                         291,361
  52,500             Rare Hospitality Int'l Inc.            1,436,925
  30,000             Ruby Tuesday Inc.                        897,600

                     RETAIL (7.4%)

  10,000             Guitar Center Inc.                       415,200
  20,000             Home Depot Inc.                          703,800
  20,000             Michaels Stores Inc.                   1,000,600
  10,000             Petco Animal Supplies Inc.               292,700
   3,500             Sears Roebuck & Co.                      140,175
  32,000             Wal-Mart Stores Inc.                   1,824,000

                     SEMICONDUCTORS (2.6%)

  49,000             Intel Corp.                            1,260,770
  10,000             Texas Instruments Inc.                   251,000

                     SOFTWARE & SERVICES (3.9%)

  77,800             Microsoft Corp.                        2,032,914
  22,200             Oracle Corp.                             249,750

                     TELECOMM (2.9%)

  28,000             SBC Communications Inc.                  697,200
  10,000             UTStarcom Inc.                           263,600
  20,000             Verizon Communications                   754,800

                     TOBACCO (1.7%)

  18,000             Altria Group Inc.                        996,840

                     TRANSPORTATION(1.9%)

       1             Ford Motor Co.                                14
  20,000             Harley-Davidson, Inc.                  1,126,400
                                                            ---------

                      Total Common Stocks
                      (cost $47,733,963)                   51,243,051
                                                           ----------

   Principal
   Amount             SHORT-TERM SECURITIES (12.8%)

                      COMMERCIAL PAPER - DISCOUNTED
  795,000               American Express Credit Corp.
                        Note due 05/12/04                     794,752

  290,000               American Express Credit Corp.
                        Note due 05/04/04                     289,975

1,000,000               American Express Credit Corp.
                        Note due 05/04/04                     999,915

  872,000              American General Finance Corp.
                       Note due 05/07/04                      871,855

  502,000              American General Finance Corp.
                       Note due 05/07/04                      501,915

  708,000              American General Finance Corp.
                       Note due 05/14/04                      707,742

1,134,000              DuPont (EI) De Nemours
                       Note due 06/02/04                    1,132,981

  943,000              Honeywell Int'l. Inc.
                       Note due 05/07/04                      942,846

  705,000              Household Finance Corp.
                       Note due 05/17/04                      704,680

  580,000              Household Finance Corp.
                       Note due 05/20/04                      579,688
                                                           ----------

                       Total Short-Term Securities
                       (Cost $7,526,349)                    7,526,349
                                                            ---------

                       TOTAL INVESTMENTS (99.9%)
                       (Cost $55,260,312)                  58,769,400
                                                           ----------

                       CASH AND RECEIVABLES
                       LESS LIABILITIES (0.1%)                 74,705
                                                               ------

                       NET ASSETS (100%)                  $58,844,105
                                                          ===========

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS

The following presents information relating to a share of capital stock of the Fund outstanding for the entire period:

                                                                                  Year Ended October 31,
                                               For Six Months
                                               Ending 4-30-04           2003       2002       2001       2000       1999
Net asset value, beginning of period .....         $  9.90             $8.44      $9.86      $14.90     $17.64     $19.80
                                                   -------             -----      -----      ------     ------     ------

Income from investment operations
 Net investment income ....................            .01               .04        .03         .06        .08        .15
 Net realized and unrealized gains (losses)
  on investments ..........................            .67              1.46      (1.35)      (2.41)      (.09)      (.19)
                                                       ---              ----      -----       -----       ----       ----
Total from investment operations ..........            .68              1.50      (1.32)      (2.35)      (.01)      (.04)

Less distributions
 Dividends from net investment income .....           (.04)             (.04)      (.06)       (.08)      (.13)      (.12)
 Distribution from net realized gains .....              -                 -       (.04)      (2.61)     (2.60)     (2.00)
                                                      ----              ----       ----       -----      -----      -----
Total distributions .......................           (.04)             (.04)      (.10)      (2.69)     (2.73)     (2.12)

Net asset value end of period .............        $ 10.54            $ 9.90     $ 8.44     $  9.86    $ 14.90    $ 17.64
                                                   =======            ======     ======     =======    =======    =======

Total return ..............................          6.88%*            17.86%    (13.58%)    (18.47)       .46       (.57%)

Net assets, end of period (in thousands) ..        $58,844           $56,063    $49,175     $61,393    $80,520     $95,689
Ratio of expenses to average net assets ...          1.03%**            1.00%       .96%        .91%       .88%       .84%
Ratio of net investment income to
Average net assets .......................            .27%**             .48%       .32%        .54%       .50%       .81%
Portfolio turnover rate ...................          4.36%             37.91%     37.95%      63.22%     91.38%     24.33%


* The Total Return for the twelve months ended April 30, 2004 was 23.33%. The return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

** The ratios of expenses and net investment income to average net assets are annualized.

[Back Cover]

         Board of Directors
         Thomas R. Copps
         David W. Graebel
         William J. Lohr
         Dale R. Schuh, Chairman
         Steven J. Umland

         Officers
         James J. Weishan, President
         Wallace D. Taylor, Vice President
         William M. O'Reilly, Secretary
         William J. Lohr, Treasurer

         Investment Adviser
         Sentry Investment Management, Inc.
         Stevens Point, Wisconsin

         Underwriter
         Sentry Equity Services, Inc.
         Stevens Point, Wisconsin

         Custodian
         Citibank, N.A.
         New York, New York

         Legal Counsel
         Kirkland & Ellis
         Chicago, Illinois

This report has been prepared for the general information of the shareholders of the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains other pertinent information.

ITEM 2.  Code of Ethics

Not required for this semi-annual report.

ITEM 3.  Audit Committee Financial Expert

Not required for this semi-annual report.

ITEM 4.  Principal Accountant Fees and Services

Not required for this semi-annual report.

ITEM 5.  Audit Committee of Listed Registrants

Not applicable.

ITEM 6.  Schedule of Investments

Included in Item 1.

ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

ITEM 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

ITEM 9.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors.

ITEM 10.  Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are reasonably designed and are operating effectively to ensure that material information relating to the Registrant is made known to them during the period in which this report is being prepared, and that the information required in the filings on form N-CSR is recorded, processed summarized, and reported on a timely basis.

(b) There were no significant changes in the Registrant's internal controls over financial reporting during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.  Exhibits

(a)(1) Incorporated herein by reference to such exhibit in Form N-CSR filed by Registrant on or about December 18, 2003.

(a)(2) Exhibit 99.CERT, certifications of Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

(a)(3)   Not applicable.

(b) Exhibit 99.906CERT, certifications of Registrant's principal executive officer and principal financial officer pursuant to Rule 30a-2(b) of the Investment Company Act of 1940.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   Sentry Fund, Inc., Registrant



                                  BY:      s/James J. Weishan
                                          ---------------------------------
                                           James J. Weishan, President

Date:  June 10, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      s/James J. Weishan                           June 10, 2004
         ------------------------------
         James J. Weishan, President


By:      s/William J. Lohr                            June 10, 2004
         ------------------------------
         William J. Lohr, Treasurer


By:      s/William M. O'Reilly                        June 10, 2004
         -------------------------------
         William M. O'Reilly, Secretary